Schedule Of Inventory (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Sep. 29, 2012	Oct. 01, 2011
Accounting Policies [Abstract]
Finished goods		$ 306	$ 338
Raw materials		229	240
Inventories	$ 551	$ 535	$ 578